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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02773

The Gateway Trust
(Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH	45209
(Address of principal executive offices)	(Zip code)

Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

	COMMON STOCKS - 99.7%
	CONSUMER DISCRETIONARY - 8.7%
115,100	Abercrombie & Fitch Co. - Class A	9,289
135,880	Amazon.com, Inc. *	12,657
233,270	American Axle & Manufacturing Holdings, Inc.	5,890
232,150	American Eagle Outfitters, Inc.	6,108
194,765	Best Buy Co., Inc.	8,963
37,950	Black & Decker Corporation	3,161
196,425	Chico's FAS, Inc. *	2,760
115,296	Citadel Broadcasting Company *	480
262,890	Cooper Tire & Rubber Company	6,415
150,000	Dow Jones & Company, Inc.	8,955
123,200	Eastman Kodak Company	3,297
159,740	Entercom Communications Corp. - Class A	3,088
64,800	Ethan Allen Interiors Inc.	2,118
1,059,481	Ford Motor Company *	8,995
203,600	Furniture Brands International, Inc.	2,065
202,710	Gap, Inc.	3,738
262,750	General Motors Corporation	9,643
105,750	Genuine Parts Company	5,287
15,859	Getty Images, Inc. *	442
56,000	Harrah's Entertainment, Inc.	4,868
889,284	Home Depot, Inc.	28,848
51,843	Idearc Inc.	1,631
96,520	International Game Technology	4,160
26,500	J. C. Penney Company, Inc.	1,679
8,800	Lear Corporation *	282
194,250	Leggett & Platt, Incorporated	3,722
24,000	Liberty Media Corp.- Class A *	2,996
264,260	Limited Brands	6,049
322,450	Lowe's Companies, Inc.	9,035
153,700	Macy's Inc.	4,968
287,340	Mattel, Inc.	6,741
398,360	McDonald's Corporation	21,699
381,310	Newell Rubbermaid Inc.	10,989
189,100	Nordstrom, Inc.	8,867
57,500	OfficeMax Inc.	1,971
78,530	Omnicom Group Inc.	3,777
385,160	Pier 1 Imports, Inc. *	1,822
67,200	Polaris Industries Inc.	2,931
79,800	R. H. Donnelley Corp. *	4,470
106,500	RadioShack Corporation	2,200
221,228	RCN Corporation *	2,721
641,705	Regal Entertainment Group - Class A	14,085
153,800	Ross Stores, Inc.	3,943
19,909	Sears Holding Corporation *	2,532
570,060	Sirius Satellite Radio Inc. *	1,990

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

62,900	Snap-on Incorporated	3,116
126,300	Stanley Works	7,089
167,080	Staples, Inc.	3,591
117,478	Starwood Hotels & Resorts Worldwide, Inc.	7,137
211,190	Talbots, Inc.	3,801
55,400	Tiffany & Co.	2,900
82,533	Tim Hortons, Inc.	2,876
589,770	Time Warner Inc.	10,828
89,480	TJX Companies, Inc.	2,601
37,500	TravelCenters of America LLC *	1,223
217,970	Tuesday Morning Corporation	1,960
441,750	Tupperware Corporation	13,911
87,700	Urban Outfitters, Inc. *	1,912
347,470	Walt Disney Company	11,949
43,000	Wendy's International, Inc.	1,501
178,980	Westwood One, Inc. *	492
97,574	Whirlpool Corporation	8,694
668,006	XM Satellite Radio Holdings Inc. - Class A *	9,466
		357,374
	CONSUMER STAPLES - 7.5%
764,960	Altria Group, Inc.	53,188
97,350	Avon Products, Inc.	3,653
607,310	Coca-Cola Company	34,902
184,060	Colgate-Palmolive Company	13,127
176,910	ConAgra Foods, Inc.	4,623
336,332	CVS/Caremark Corporation	13,329
158,640	Kimberly-Clark Corporation	11,146
829,113	Kraft Foods Inc. - Class A	28,613
117,350	Loews Corporation - Carolina Group	9,650
33,100	Longs Drug Stores Corporation	1,644
249,460	PepsiCo, Inc.	18,275
855,171	Procter & Gamble Company	60,153
132,636	Reynolds American Inc.	8,434
542,950	Sara Lee Corporation	9,062
78,990	Supervalu, Inc.	3,081
251,698	Vector Group Ltd.	5,641
710,630	Wal-Mart Stores, Inc.	31,019
		309,540
	ENERGY - 11.2%
53,390	Baker Hughes Incorporated	4,825
257,545	BJ Services Company	6,838
156,500	BP PLC - ADR	10,853
65,500	CARBO Ceramics Inc.	3,323
107,890	Chesapeake Energy Corporation	3,804
711,674	Chevron Corporation	66,598
45,800	CNOOC Limited - ADR	7,623
491,122	ConocoPhillips	43,106

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

66,700	CONSOL Energy Inc.	3,108
49,131	Crosstex Energy, Inc.	1,863
121,700	Diamond Offshore Drilling, Inc.	13,787
151,000	Eni SPA - ADR	11,138
72,450	ENSCO International Incorporated	4,064
1,764,942	Exxon Mobil Corporation	163,363
395,430	Halliburton Company	15,185
116,389	Norsk Hydro ASA - ADR	5,045
320,200	Occidental Petroleum Corporation	20,518
145,749	Patterson-UTI Energy, Inc.	3,290
171,000	Royal Dutch Shell PLC - Class A - ADR	14,053
339,260	Schlumberger Limited	35,622
135,100	Smith International, Inc.	9,646
5,500	Spectra Energy Corporation	135
209,950	Tidewater Inc.	13,193
45,383	USEC Inc. *	465
		461,445
	FINANCIALS - 21.0%
68,450	A. G. Edwards, Inc.	5,812
106,400	Aegon NV - ADR	2,025
199,560	Allstate Corporation	11,413
174,470	American Express Company	10,358
623,326	American International Group, Inc.	42,168
73,100	Aon Corporation	3,276
273,350	Arthur J. Gallagher & Co.	7,919
137,500	Associated Banc-Corp	4,074
159,300	Axa - ADR	7,106
1,753,441	Bank of America Corporation	88,145
51,800	Barclays PLC - ADR	2,519
379,134	Brandywine Realty Trust	9,596
11,197	Capital One Financial Corporation	744
158,910	CapitalSource Inc.	3,216
94,250	Capitol Federal Financial	3,223
269,475	Charles Schwab Corporation	5,821
1,754,855	Citigroup Inc.	81,899
40,800	CME Group Inc.	23,964
94,100	Colonial Properties Trust	3,228
49,030	Commerce Bancorp, Inc.	1,901
189,308	Countrywide Financial Corporation	3,599
156,675	Discover Financial Services	3,259
105,900	Eaton Vance Corp.	4,232
592,477	Fidelity National Financial, Inc.	10,356
226,130	First Horizon National Corporation	6,029
126,900	FirstMerit Corporation	2,508
77,000	First Midwest Bancorp, Inc	2,630
94,820	Goldman Sachs Group, Inc.	20,551
58,460	Hartford Financial Services Group, Inc.	5,410

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

168,700	Healthcare Realty Trust, Inc.	4,498
767,566	Hospitality Properties Trust	31,202
379,200	HSBC Holdings PLC - ADR	35,114
52,500	ING Groep NV - ADR	2,326
1,151,867	JPMorgan Chase & Co.	52,779
69,100	Legg Mason, Inc.	5,824
312,965	Lexington Corporate Properties Trust	6,262
291,723	Lincoln National Corporation	19,245
817,800	Lloyds TSB Group PLC - ADR	36,359
197,640	Marsh & McLennan Companies, Inc.	5,040
78,050	Mercury General Corporation	4,209
198,090	Merrill Lynch & Co., Inc.	14,120
317,950	Morgan Stanley	20,031
207,200	Nationwide Financial Services, Inc. - Class A	11,152
425,450	Nationwide Health Properties, Inc.	12,819
836,270	New York Community Bancorp, Inc.	15,931
96,240	Newcastle Investment Corporation	1,696
122,580	Old Republic International Corporation	2,297
166,288	SCOR Holdings Ltd. - ADR	1,536
261,000	Senior Housing Properties Trust	5,758
121,200	TCF Financial Corporation	3,173
383,500	Travelers Companies, Inc.	19,305
1,127,983	U. S. Bancorp	36,693
165,850	Unitrin, Inc.	8,224
566,139	Wachovia Corporation	28,392
279,700	Waddell & Reed Financial, Inc. - Class A	7,560
385,490	Washington Mutual, Inc.	13,612
2,202,070	Wells Fargo & Company	78,438
48,246	XL Capital Ltd. - Class A	3,821
		864,397
	HEALTH CARE - 11.6%
470,810	Abbott Laboratories	25,245
158,200	Aetna Inc.	8,586
228,207	Amgen Inc. *	12,910
153,950	Baxter International Inc.	8,664
42,200	Biogen Idec Inc. *	2,799
219,012	Boston Scientific Corporation *	3,055
1,929,623	Bristol-Myers Squibb Company	55,612
22,700	Cephalon, Inc. *	1,658
118,825	Coventry Health Care, Inc. *	7,392
102,100	Covidien Limited	4,237
394,140	Eli Lilly and Company	22,438
130,800	Genentech, Inc. *	10,205
189,550	GlaxoSmithKline PLC - ADR	10,084
1,129,392	Johnson & Johnson	74,201
146,700	Lincare Holdings Inc. *	5,377
120,613	Medco Health Solutions, Inc. *	10,902

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

266,600	Medtronic Inc.	15,039
57,600	Mentor Corporation	2,652
1,072,720	Merck & Co., Inc.	55,449
2,545,000	Pfizer Inc.	62,174
219,080	Schering-Plough Corporation	6,929
218,500	Teva Pharmaceutical Industries Ltd. - ADR	9,717
416,510	UnitedHealth Group Incorporated	20,172
111,200	Universal Health Services, Inc. - Class B	6,052
240,200	WellPoint, Inc. *	18,957
367,130	Wyeth	16,356
		476,862
	INDUSTRIALS - 11.6%
308,500	3M Co.	28,869
50,000	Alliant Techsystems Inc. *	5,465
143,200	AMR Corporation *	3,192
46,500	Avery Dennison Corporation	2,651
7,750	Avis Budget Group, Inc. *	177
249,082	Boeing Company	26,151
146,000	Briggs & Stratton Corporation	3,676
259,030	Caterpillar Inc.	20,316
19,500	Corporate Executive Board Company	1,448
242,950	CSX Corporation	10,381
31,200	Cummins, Inc.	3,990
71,940	Deere & Company	10,677
265,400	Deluxe Corporation	9,777
90,600	Dun & Bradstreet Corporation	8,934
27,400	Eaton Corporation	2,714
905,200	Emerson Electric Co.	48,175
3,247,346	General Electric Company	134,440
36,680	Goodrich Corporation	2,503
331,190	Honeywell International Inc.	19,696
163,650	Hubbell Incorporated - Class B	9,348
88,600	Ingersoll-Rand Company Ltd. - Class A	4,826
196,000	JetBlue Airways Corporation *	1,807
74,000	Laidlaw International Inc.	2,606
33,000	Parker-Hannifin Corporation	3,690
89,350	Pentair, Inc.	2,965
112,250	R. R. Donnelley & Sons Company	4,104
96,030	Raytheon Company	6,129
211,700	SPX Corporation	19,595
96,150	Standard Register Company	1,222
95,800	Timken Company	3,559
49,000	Tomkins PLC - ADR	913
113,600	Tyco International Ltd.	5,037
369,530	United Parcel Service, Inc. - Class B	27,752
330,440	United Technologies Corporation	26,594
270,400	Volvo AB - ADR	4,692

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

235,300	Waste Management, Inc.	8,880
		476,951
	INFORMATION TECHNOLOGY - 14.8%
336,900	Activision, Inc. *	7,274
162,371	Adobe Systems Incorporated *	7,089
66,350	ADTRAN, Inc.	1,528
85,125	Advanced Micro Devices, Inc. *	1,124
50,900	Akamai Technologies, Inc. *	1,462
112,589	Alcatel-Lucent - ADR	1,146
97,980	Altera Corporation	2,359
139,180	Analog Devices, Inc.	5,033
242,120	Apple Computer, Inc. *	37,175
455,150	Applied Materials, Inc.	9,422
57,300	Autodesk, Inc. *	2,863
189,750	Automatic Data Processing, Inc.	8,715
137,095	Broadcom Corporation - Class A *	4,996
47,437	Broadridge Financial Solutions, Inc.	899
1,421,925	Cisco Systems, Inc. *	47,080
55,400	Cognizant Technology Solutions Corporation - Class A *	4,419
372,575	Corning Incorporated	9,184
473,860	Dell Inc. *	13,079
78,800	DST Systems, Inc. *	6,762
299,109	eBay Inc. *	11,671
97,550	Electronic Data Systems Corporation	2,130
113,796	Fidelity National Information Services, Inc.	5,049
75,200	Google Inc. - Class A *	42,659
646,925	Hewlett-Packard Company	32,210
2,140,858	Intel Corporation	55,363
466,360	International Business Machines Corporation	54,937
126,000	JDS Uniphase Corporation *	1,885
63,200	KLA-Tencor Corporation	3,525
93,990	Linear Technology Corporation	3,289
205,910	Microchip Technology Incorporated	7,479
2,680,460	Microsoft Corporation	78,966
632,951	Motorola, Inc.	11,729
87,880	National Semiconductor Corporation	2,383
66,330	NAVTEQ Corporation *	5,172
150,090	NVIDIA Corporation *	5,439
301,740	Openwave Systems Inc. *	1,322
1,229,867	Oracle Corporation *	26,627
141,130	Paychex, Inc.	5,786
54,560	Plantronics, Inc.	1,558
354,140	PMC-Sierra, Inc. *	2,971
467,680	QUALCOMM Incorporated	19,764
68,100	Red Hat, Inc. *	1,353
204,184	Symantec Corporation *	3,957
677,649	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,858

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

376,490	Texas Instruments Incorporated	13,776
101,600	Tyco Electronics Ltd	3,600
478,098	United Online, Inc.	7,176
57,800	VeriSign, Inc. *	1,950
35,729	Western Union Company	749
154,680	Xilinx, Inc.	4,043
436,650	Yahoo! Inc. *	11,720
		608,705
	MATERIALS - 5.3%
182,260	Alcoa Inc.	7,130
156,422	Bowater Incorporated	2,334
5,100	Chesapeake Corporation *	43
276,136	Companhia Siderurgica Nacional SA - ADR	19,473
476,048	Dow Chemical Company	20,499
535,410	E. I. du Pont de Nemours and Company	26,535
141,600	Eastman Chemical Company	9,449
120,900	Gerdau SA - ADR	3,170
160,550	Lubrizol Corporation	10,445
198,450	Lyondell Chemical Company	9,198
121,125	MeadWestvaco Corporation	3,577
105,100	Nucor Corporation	6,250
397,650	Olin Corporation	8,899
516,250	Packaging Corporation of America	15,007
262,150	RPM International, Inc.	6,279
298,600	Sonoco Products Company	9,012
426,869	Southern Copper Corporation	52,859
251,900	Worthington Industries, Inc.	5,935
		216,094
	TELECOMMUNICATION SERVICES - 4.2%
2,132,101	AT&T Inc.	90,209
91,900	China Mobile HK Limited - ADR	7,540
1,223,440	Citizens Communications Company	17,520
69,300	France Telecom SA - ADR	2,317
355,684	Sprint Nextel Corporation	6,758
1,115,808	Verizon Communications Inc.	49,408
		173,752
	UTILITIES - 3.8%
297,190	Ameren Corporation	15,602
612,600	Atmos Energy Corporation	17,349
322,870	Consolidated Edison, Inc.	14,949
683,600	Duke Energy Corporation	12,776
40,300	Enel SPA - ADR	2,272
127,000	Energy East Corporation	3,435
428,430	Great Plains Energy Incorporated	12,343
250,882	Integrys Energy Group, Inc.	12,853
176,800	National Fuel Gas Company	8,276
338,300	NICOR Inc.	14,513

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
SHARES		VALUE (000's)

157,250	OGE Energy Corp.	5,205
151,500	ONEOK, Inc.	7,181
179,950	Pepco Holdings, Inc.	4,873
309,553	Progress Energy, Inc.	14,503
95,950	Public Service Enterprise Group Inc.	8,443
		154,573
	Total common stocks (cost $3,009,538)	4,099,693

CONTRACTS
	PUT OPTIONS - 0.4%
4,023	On S&P 500 Index expiring October 20, 2007 at 1350	442
3,782	On S&P 500 Index expiring October 20, 2007 at 1375	596
3,858	On S&P 500 Index expiring November 17, 2007 at 1325	1,524
3,405	On S&P 500 Index expiring November 17, 2007 at 1350	1,771
3,859	On S&P 500 Index expiring November 17, 2007 at 1375	2,624
3,899	On S&P 500 Index expiring December 22, 2007 at 1350	4,211
3,817	On S&P 500 Index expiring December 22, 2007 at 1375	5,057
	Total put options (cost $60,743)	16,225

	REPURCHASE AGREEMENT - 3.4% **
	3.60% repurchase agreement with U. S. Bank, N. A.
	dated September 28, 2007, due October 1, 2007 (repurchase proceeds $141,556)	141,514

	Total common stocks, put options and repurchase agreement - 103.5%	4,257,432

	CALL OPTIONS - (3.7%) ***
(3,192)	On S&P 500 Index expiring October 20, 2007 at 1450	(27,340)
(5,110)	On S&P 500 Index expiring October 20, 2007 at 1475	(32,576)
(3,511)	On S&P 500 Index expiring October 20, 2007 at 1500	(15,290)
(3,108)	On S&P 500 Index expiring October 20, 2007 at 1525	(8,096)
(3,331)	On S&P 500 Index expiring November 17, 2007 at 1475	(25,865)
(5,017)	On S&P 500 Index expiring November 17, 2007 at 1500	(29,525)
(3,374)	On S&P 500 Index expiring November 17, 2007 at 1525	(14,154)
	Total call options outstanding (premiums received $133,878)	(152,846)

	OTHER ASSETS AND LIABILITIES, NET - 0.2%	6,918

	NET ASSETS - 100.0%	$4,111,504

*	Non-income producing.
**	Repurchase agreement fully collateralized by U.S. Government Agency obligations.
***	The $4,099,693,000 aggregate value of common stocks covers outstanding call options.
ADR - American Depository Receipt Common stocks are grouped by sector.

GATEWAY FUND
NOTES TO PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund’s significant accounting policies related to its Portfolio of Investments:

Investments valuation - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 p.m., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Investment transactions - Investment transactions are recorded on the trade date.

Option transactions - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

Federal income taxes - At September 30, 2007, based on a $2,948,763,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $1,140,975,000, gross unrealized depreciation totaled $126,666,000 and net unrealized appreciation totaled $1,014,309,000. The difference between the book cost and the federal tax cost of common stocks and options resulted from the tax deferral of losses on wash sales.

2. INVESTMENT TRANSACTIONS

For the three months ended September 30, 2007, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $243,998,000 and proceeds from sales totaled $39,818,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. For the three months ended September 30, 2007, transactions in written options were as follows:

	Contracts	Premiums (000’s)
Outstanding at June 30, 2007	25,103	$123,794
Options written	51,562	232,952
Options terminated in closing
purchase transactions	(35,560)	(161,398)
Options expired	(14,462)	(61,470)
Outstanding at September 30, 2007	26,643	$133,878

Item 2.     Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November 20, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Exhibit 99.CERT Certifications are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By	/s/ Walter G. Sall

Walter G. Sall, Chairman

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Walter G. Sall

Walter G. Sall, Chairman

Date:	November 20, 2007

By	/s/ Gary H. Goldschmidt

Gary H. Goldschmidt Vice President and Treasurer

Date:	November 20, 2007